Derivatives and Hedging Activities (Details) - Schedule of balance sheet classification and fair values of derivative instruments € in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 EUR (€)	Dec. 31, 2025 USD ($)
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 98,000	€ 40,800
Fair value	2,120		$ 59
Notional amount	155,105		190,661
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Balance Sheet Location [Axis]: us-gaap:OtherAssetsCurrent
Derivatives, Fair Value [Line Items]
Fair value derivative asset	238		15
Notional amount of derivative asset	59,348		5,680
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Balance Sheet Location [Axis]: us-gaap:OtherLiabilitiesCurrent
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(308)		(175)
Notional amount of derivative liability	38,672		99,514
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Balance Sheet Location [Axis]: us-gaap:OtherAssetsCurrent | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset			55,880
Fair value derivative asset	2,226		454
Notional amount of derivative asset	51,555
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Balance Sheet Location [Axis]: us-gaap:OtherLiabilitiesCurrent | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset			235
Fair value derivative liability	(36)
Notional amount of derivative liability	$ 5,530		$ 29,587